FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                        June 24, 1997





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:   File Room



Re:          Fidelity Fixed-Income Trust (the trust):

             Fidelity Investment Grade Bond Fund

             Fidelity Short-Term Bond Fund

             Spartan Government Income Fund

             Spartan High Income Fund

             Spartan Short-Intermediate Government Fund (the funds)

             File No. 2-41839 and 811-2105

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,







                        /s/Arthur S. Loring
                        Arthur S. Loring
                        Secretary